Taxation (Tables)	6 Months Ended
Jun. 30, 2019
Taxation [Abstract]
Schedule of income tax expense
	SIX MONTHS ENDED
	June 30, 2019	June 30, 2018
Deferred income tax expense	—	—
Deferred income tax gain	261,394	17,453
Total income tax (expense)/gain	261,394	17,453

Schedule of deferred income tax liabilities or to deferred income tax assets

	June 30, 2019	June 30, 2018
Deferred Tax liabilities
Intangible assets	(211,233)	(354,116)
Hercules Loan & Warrant	—	(8,377)
Derivative financial asset	(17,388)	(19,759)
Total	(228,621)	(382,252)
Deferred Tax assets
Net operation loss (NOL)	149,029	220,895
Total	149,029	220,895
Deferred Tax, net	(79,592)	(161,357)